Asset retirement obligations	12 Months Ended
Dec. 31, 2021
Asset retirement obligations
Asset retirement obligations

6. Asset retirement obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2021	2020
Balance at January 1	467,737	618,200
Additional obligations recognized	28,655	1,484
Changes in estimated abandonment timing and costs	85,022	74,235
Obligations settled	(28,525)	(14,278)
Accretion	43,552	35,318
Changes in discount rates	439,849	(276,673)
Foreign exchange	(35,736)	29,451
Balance at December 31	1,000,554	467,737

Vermilion calculated the present value of the obligations using a credit-adjusted risk-free rate, calculated using a credit spread of 4.9% as at December 31, 2021 (December 31, 2020 – 10.0%) added to risk-free rates based on long-term, risk-free government bonds. Vermilion’s credit spread is determined using the Company’s expected cost of borrowing at the end of the reporting period.

The country specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2021	Dec 31, 2020
Canada	1.8%	1.2%
United States	1.9%	1.6%
France	0.8%	0.3%
Netherlands	(0.3)%	(0.6)%
Germany	0.1%	(0.2)%
Ireland	0.5%	(0.1)%
Australia	1.9%	1.3%

Vermilion has estimated the asset retirement obligations based on current cost estimates of $2.0 billion (2020 - $2.0 billion). Current cost estimates are inflated to the estimated time of abandonment using inflation rates of between 1.1% and 3.1% (2020 - between 0.2% and 2.9%), resulting in inflated cost estimates of $3.1 billion (2020 - $2.5 billion). These payments are expected to be made between 2022 and 2081, with the majority of costs occurring between 2030 and 2037 ($0.9 billion) and 2043 to 2050 ($1.1 billion).

A 0.5% increase/decrease in the discount rate applied to asset retirement obligations would decrease/increase asset retirement obligations by approximately $73.0 million. A one-year increase/decrease in the expected timing of abandonment spend would decrease/increase asset retirement obligations by approximately $37.3 million.